Property and Equipment, Net Equipment Under Finance Leases (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Equipment under finance lease	$ 4	$ 6
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Equipment under finance lease	14	16
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Equipment under finance lease	$ (10)	$ (10)